Share Capital - Schedule of Share Capital Issued and Fully Paid (Parenthetical) (Detail) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Notional amount	£ 197,215,000,000	£ 205,172,000,000
Ordinary Share Capital
Disclosure of classes of share capital [line items]
Par value per share	£ 0.10
Three Hundred Million Preference Shares
Disclosure of classes of share capital [line items]
Par value per share	£ 1,000
Notional amount	£ 300,000,000